Intangible Assets Other Than Goodwill - Additional Information (Detail) - CLP ($)	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL.
Intangible assets with an indefinite useful life	$ 0	$ 0